INCOME TAXES - Disclosure of detailed information about reconciliation of income tax expense at the statutory rate (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2021 CAD ($)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CAD ($)	Aug. 31, 2020 USD ($)
Major components of tax expense (income) [abstract]
Loss before income taxes	$ (130,704)		$ (146,628)
Statutory income tax rate	29.00%	29.00%	29.00%	29.00%
Tax calculated at statutory rate	$ (37,904)		$ (42,522)
Non-deductible (non-taxable) items	9,514		2,643
Difference between current and future tax rates	1,292		421
Benefit of deductible temporary differences not recognized	26,026		27,245
Effect of tax rates in other jurisdictions	1,144		2,016
Other	(72)		(274)
Total income tax recovery	$ 0	$ 0	$ (10,471)	$ (10,471)